UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2017

Date of Reporting Period: 03/31/2017

Item 1. Schedule of Investments.

NICHOLAS LIMITED EDITION, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF MARCH 31, 2017

SHARES OR
PRINCIPAL
AMOUNT		VALUE

------------		------------
COMMON STOCKS -- 89.88%
	Consumer Discretionary - Automobiles &
	Components -- 1.39%
60,000	Dorman Products, Inc. *	$ 4,927,800
		------------

	Consumer Discretionary - Durables &
	Apparel -- 1.22%
160,000	La-Z-Boy Incorporated	4,320,000
		------------

	Consumer Discretionary - Hotels,
	Restaurants & Leisure -- 0.95%
22,000	Buffalo Wild Wings, Inc. *	3,360,500
		------------

	Consumer Discretionary -
	Retailing -- 3.44%
35,000	Burlington Stores, Inc. *	3,405,150
132,500	Core-Mark Holding Company, Inc.	4,132,675
64,000	Murphy USA Inc. *	4,698,880
		------------
		12,236,705
		------------

	Consumer Discretionary -
	Services -- 3.58%
155,000	Carriage Services, Inc.	4,203,600
255,000	Potbelly Corporation *	3,544,500
365,000	Wendy's Company (The)	4,967,650
		------------
		12,715,750
		------------

	Consumer Staples - Food &
	Staples Retailing -- 2.08%
45,000	PriceSmart, Inc.	4,149,000
75,000	United Natural Foods, Inc. *	3,242,250
		------------
		7,391,250
		------------

	Consumer Staples - Household &
	Personal Products -- 1.49%
95,000	Energizer Holdings, Inc.	5,296,250
		------------

	Financials - Banks -- 4.56%
160,894	First Financial Bancorp.	4,416,540
126,000	Glacier Bancorp, Inc.	4,275,180
45,000	IBERIABANK Corporation	3,559,500
167,500	Sterling Bancorp	3,969,750
		------------
		16,220,970
		------------

	Financials - Diversified -- 2.69%
135,000	Cohen & Steers, Inc.	5,395,950
53,000	Morningstar, Inc.	4,165,800
		------------
		9,561,750
		------------

	Financials - Insurance -- 1.29%
110,000	Brown & Brown, Inc.	4,589,200
		------------

	Health Care - Equipment &

	Services -- 14.59%
20,000	Entellus Medical, Inc. *	276,000
247,500	K2M Group Holdings, Inc. *	5,076,225
95,000	LivaNova PLC *	4,655,950
77,500	NuVasive, Inc. *	5,787,700
62,500	Omnicell, Inc. *	2,540,625
67,500	STERIS plc	4,688,550
27,000	Teleflex Incorporated	5,230,710
150,000	Varex Imaging Corporation *	5,040,000
80,000	VCA Inc. *	7,320,000
240,000	Vocera Communications, Inc. *	5,959,200
170,000	Wright Medical Group N.V. *	5,290,400
		------------
		51,865,360
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 6.48%
39,000	Bio-Techne Corporation	3,964,350
60,000	ICON plc *	4,783,200
105,000	INC Research Holdings, Inc. *	4,814,250
67,500	Prestige Brands Holdings, Inc. *	3,750,300
202,500	VWR Corporation *	5,710,500
		------------
		23,022,600
		------------

	Industrials - Capital Goods -- 7.23%
114,500	A.O. Smith Corporation	5,857,820
75,000	Beacon Roofing Supply, Inc. *	3,687,000
64,000	HEICO Corporation	5,580,800
45,500	Middleby Corporation (The) *	6,208,475
57,500	Regal-Beloit Corporation	4,349,875
		------------
		25,683,970
		------------

	Industrials - Commercial &
	Professional Services -- 5.89%
105,000	ICF International, Inc. *	4,336,500
232,500	Interface, Inc.	4,429,125
105,000	KAR Auction Services, Inc.	4,585,350
35,000	Ritchie Bros. Auctioneers Incorporated	1,151,500
160,000	SP Plus Corporation *	5,400,000
22,000	US Ecology, Inc.	1,030,700
		------------
		20,933,175
		------------

	Industrials - Transportation -- 4.80%
159,000	Knight Transportation, Inc.	4,984,650
197,500	Marten Transport, Ltd.	4,631,375
137,500	Werner Enterprises, Inc.	3,602,500
80,000	XPO Logistics, Inc. *	3,831,200
		------------
		17,049,725
		------------

	Information Technology - Hardware
	& Equipment -- 2.71%
90,000	Electronics For Imaging, Inc. *	4,394,700
57,500	Zebra Technologies Corporation -
	Class A *	5,246,875
		------------
		9,641,575
		------------

	Information Technology - Semiconductors
	& Semiconductor Equipment -- 1.51%
75,000	Cavium, Inc. *	5,374,500
		------------

	Information Technology - Software
	& Services -- 17.29%
170,000	Bottomline Technologies (de), Inc. *	4,020,500
65,000	Cardtronics plc *	3,038,750
90,000	CyberArk Software Ltd. *	4,578,300
190,000	Descartes Systems Group Inc. (The) *	4,351,000
32,500	DST Systems, Inc.	3,981,250
97,500	Envestnet, Inc. *	3,149,250

62,500	Euronet Worldwide, Inc. *	5,345,000
102,000	ExlService Holdings, Inc. *	4,830,720
41,500	Jack Henry & Associates, Inc.	3,863,650
26,000	MercadoLibre, Inc.	5,498,220
122,500	Paylocity Holding Corporation *	4,732,175
145,000	Q2 Holdings, Inc. *	5,053,250
96,500	Veeva Systems Inc. *	4,948,520
142,500	WNS (Holdings) Limited *	4,076,925
		------------
		61,467,510
		------------

	Materials -- 6.70%
56,000	AptarGroup, Inc.	4,311,440
162,500	GCP Applied Technologies Inc. *	5,305,625
135,000	PolyOne Corporation	4,602,150
95,000	RPM International, Inc.	5,227,850
55,000	Sensient Technologies Corporation	4,359,300
		------------
		23,806,365
		------------

	TOTAL COMMON STOCKS	319,464,955
	(cost $221,586,797)	------------

SHORT-TERM INVESTMENTS -- 10.06%
	Commercial Paper - 9.46%
$1,000,000	B.A.T. International Finance p.l.c.
	04/03/17, 1.13%	1,000,000
2,000,000	B.A.T. International Finance p.l.c.
	04/05/17, 1.17%	1,999,870
2,025,000	Bell Canada 04/10/17, 1.02%	2,024,598
1,000,000	Bemis Company, Inc. 04/11/17, 1.15%	999,744
1,000,000	Campbell Soup Company 04/06/17, 0.95%	999,921
1,000,000	Clorox Company (The) 04/07/17, 0.90%	999,900
1,025,000	Clorox Company (The) 04/21/17, 1.08%	1,024,447
1,000,000	Clorox Company (The) 05/05/17, 1.13%	998,996
750,000	E.I. du Pont de Nemours and Company
	04/12/17, 1.15%	749,784
900,000	Ford Motor Credit Company LLC
	05/15/17, 1.15%	898,793
1,000,000	General Mills, Inc. 04/05/17, 1.00%	999,944
1,000,000	General Mills, Inc. 04/05/17, 1.05%	999,942
1,100,000	General Mills, Inc. 04/11/17, 1.05%	1,099,743
1,300,000	Georgia-Pacific LLC 04/17/17, 1.03%	1,299,479
1,750,000	Harley-Davidson Financial Services, Inc.
	04/20/17, 0.99%	1,749,182
1,425,000	Harley-Davidson Financial Services, Inc.
	04/21/17, 1.10%	1,424,216
2,125,000	Hitachi Capital America Corp.
	04/10/17, 1.32%	2,124,455
1,000,000	Hyundai Capital America, Inc.
	04/04/17, 1.05%	999,971
1,000,000	Hyundai Capital America, Inc.
	04/06/17, 1.08%	999,910
1,000,000	Marriott International, Inc. 05/02/17, 1.14%	999,082
900,000	Medtronic Global Holdings S.C.A.
	04/19/17, 1.14%	899,544
2,000,000	Nissan Motor Acceptance Corporation
	04/28/17, 1.04%	1,998,556
1,675,000	Parker-Hannifin Corporation
	04/13/17, 1.00%	1,674,535
1,650,000	Parker-Hannifin Corporation
	05/02/17, 1.18%	1,648,432
1,725,000	Ryder System, Inc. 04/03/17, 0.95%	1,725,000
1,275,000	WEC Energy Group, Inc. 04/10/17, 1.25%	1,274,690
		------------
		33,612,734
		------------

	Variable Rate Security - 0.60%
2,132,440	Morgan Stanley Liquidity Funds
	Government Portfolio	2,132,440
	(Institutional Class), 0.61%	------------

	TOTAL SHORT-TERM INVESTMENTS	35,745,174
	(cost $35,745,172)	------------

	TOTAL SECURITY HOLDINGS

(cost $257,331,969) - 99.94%	355,210,129
------------

OTHER ASSETS, NET OF LIABILITIES - 0.06%	210,173
------------
TOTAL NET ASSETS
(basis of percentages
disclosed above) - 100%	$355,420,302
------------
------------

* Non-income producing.

As of March 31, 2017, investment cost for federal tax purposes was $257,331,969 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$102,616,628
Unrealized depreciation	(4,738,470)
------------
Net unrealized appreciation	$ 97,878,158
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$319,464,955
Variable Rate Security	2,132,440
Level 2 -
Commercial Paper	33,612,732
Level 3 -
None	--
------------
Total	$355,210,127
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: May 25, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: May 25, 2017

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: May 25, 2017